Share Options (Tables)	6 Months Ended
Jun. 30, 2026
Share Options [Abstract]
Schedule of Company’s Share Option Activity for Employees and Members of the Board of Directors

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the six month periods ended June 30, 2026 and 2025:

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2025	1,491,776	2.91	6.83	68
Granted	128,400	1.73	-	-
Exercised	-	-	-	-
Cancelled	(62,380)	-	-	-
Outstanding as of June 30, 2026 (unaudited)	1,557,796	2.74	6.77	46.2
Exercisable as of June 30, 2026 (unaudited)	977,392	2.46	5.69	46.2

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Granted	161,000	2.87	-	-
Exercised	(11,060)	1.77	-	-
Cancelled	(53,200)	3.25	-	-
Outstanding as of June 30, 2025 (unaudited)	1,441,776	2.94	7.14	1,125
Exercisable as of June 30, 2025 (unaudited)	689,274	2.20	4.98	860

Schedule of Ranges of Exercise Prices

The outstanding share options as of June 30, 2026 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of June 30, 2026	Weighted average remaining contractual term	Share options exercisable as of June 30, 2026	Weighted average remaining contractual term
	Unaudited
		(years)		(years)

-	17,680	0.70	17,680	0.70
1.14	82,580	0.98	82,580	0.98
1.48	50,000	7.21	34,375	7.21
1.65	80,000	9.67	6,672	9.67
1.74	12,800	6.80	9,600	6.80
1.83	552,334	5.24	517,674	5.16
1.84	18,400	9.90	-	-
1.88	30,000	9.91	-	-
1.94	8,800	9.47	-	-
2.30	10,400	8.82	2,600	8.82
2.40	10,000	8.82	2,500	8.82
2.43	8,800	8.75	2,750	8.75
2.87	39,800	9.22	2,850	9.22
2.97	92,000	8.47	32,475	8.46
2.98	99,400	8.99	24,848	8.99
3.14	5,000	9.05	936	9.05
3.20	5,002	5.15	5,002	5.15
3.59	28,800	8.24	12,600	8.24
4.00	76,000	6.68	76,000	6.68
4.96	300,000	8.07	131,250	8.07
5.02	30,000	7.99	15,000	7.99
	1,557,796		977,392

Schedule of Assumptions Used to Estimate the Fair Values of the Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

Six-month period ended June 30,
	2026	2025

Volatility (%)	63.47%-64.14%	60.51%-61.52%
Risk-free interest rate (%)	4.2%-4.3%	3.9%-4.5%
Dividend yield (%)	-	-
Expected life (years)	6.25	6.25
Exercise price ($)	1.65-1.88	2.30-4.00
Share price ($)	1.65-1.97	2.40-4.00

Schedule of Total Compensation Cost

The total compensation cost related to all of the Company’s equity-based awards recognized in profit and loss during the six month periods ended June 30, 2026 and 2025 was comprised as follows:

	Six-month period ended June 30,
	2026	2025
	Unaudited

Research and development	$128	$137
Sales and marketing	132	13
General and administrative	55	177
	$315	$327